Concentrations of Credit Risk and Major Customers (Details 1)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounts Receivable ,Percentage		76.90%	78.00%	79.30%
Customer A [Member]
Accounts Receivable ,Percentage	[1]	47.70%	51.40%	46.00%
Customer B [Member]
Accounts Receivable ,Percentage	[1]	18.00%	15.80%	10.70%
Customer C [Member]
Accounts Receivable ,Percentage	[2]	11.20%	10.80%	11.60%
Customer D [Member]
Accounts Receivable ,Percentage	[2]			11.00%

[1]	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[2]	Sales to this customer were reported in the Electric OEM operating segment.